UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04719
                                                    ----------

                               The Westwood Funds
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: September 30
                                              -------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

THE WESTWOOD EQUITY FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         MARKET
         SHARES                                          VALUE*
        -------                                         --------
                   COMMON STOCKS -- 100.0%
                   AEROSPACE -- 5.1%
         65,700    Boeing Co.                         $  4,336,200
         67,100    Lockheed Martin Corp.                 4,352,777
                                                      ------------
                                                         8,688,977
                                                      ------------

                   AGRICULTURE -- 1.3%
         36,100    Bunge Ltd.                            2,288,740
                                                      ------------

                   AVIATION: PARTS AND SERVICES -- 2.5%
         83,000    United Technologies Corp.             4,262,050
                                                      ------------

                   CABLE -- 2.4%
        134,000    Comcast Corp., Cl. A, Special+        4,013,300
                                                      ------------

                   COMMUNICATIONS EQUIPMENT -- 1.3%
        124,600    Motorola Inc.                         2,275,196
                                                      ------------

                   COMPUTER HARDWARE -- 1.7%
         39,000    International Business
                     Machines Corp.                      2,893,800
                                                      ------------

                   COMPUTER SOFTWARE AND SERVICES -- 3.3%
        169,500    Microsoft Corp.                       4,210,380
        106,100    Oracle Corp.+                         1,400,520
                                                      ------------
                                                         5,610,900
                                                      ------------

                   CONSUMER PRODUCTS -- 3.8%
         33,800    Altria Group Inc.                     2,185,508
         86,900    Colgate-Palmolive Co.                 4,337,179
                                                      ------------
                                                         6,522,687
                                                      ------------

                   DIVERSIFIED INDUSTRIAL -- 7.5%
         70,000    Eaton Corp.                           4,193,000
        117,400    General Electric Co.                  4,067,910
         46,600    ITT Industries Inc.                   4,549,558
                                                      ------------
                                                        12,810,468
                                                      ------------

                   ENERGY AND UTILITIES: INTEGRATED -- 7.7%
         76,900    Burlington Resources Inc.             4,247,956
         77,800    ConocoPhillips                        4,472,722
         58,400    Entergy Corp.                         4,412,120
                                                       -----------
                                                        13,132,798
                                                       -----------

                   ENERGY AND UTILITIES: NATURAL GAS -- 2.5%
         65,106    Apache Corp.                          4,205,848
                                                      ------------

                   ENERGY AND UTILITIES: OIL -- 11.8%
         35,800    Baker Hughes Inc.                     1,831,528
         38,400    Chevron Corp.                         2,147,328
         73,800    Exxon Mobil Corp.                     4,241,286
         80,300    Marathon Oil Corp.                    4,285,611
         63,840    Murphy Oil Corp.                      3,334,363
         56,200    Occidental Petroleum Corp.            4,323,466
                                                      ------------
                                                        20,163,582
                                                      ------------

                   FINANCIAL SERVICES -- 24.8%
         81,400    American Express Co.                  4,332,922
         95,200    Bank of America Corp.                 4,342,072
         45,400    Bear Stearns Companies Inc.           4,718,876
         98,133    Citigroup Inc.                        4,536,689
         73,400    Comerica Inc.                         4,242,520
         89,500    Eaton Vance Corp.                     2,139,945
         62,100    Franklin Resources Inc.               4,780,458
        119,684    JPMorgan Chase & Co.                  4,227,239

                                                            MARKET
         SHARES                                             VALUE*
        -------                                            --------
         21,600    Legg Mason Inc.                    $  2,248,776
         23,600    Lehman Brothers Holdings Inc.         2,343,008
         42,700    Morgan Stanley                        2,240,469
         33,000    Prudential Financial Inc.             2,166,780
                                                      ------------
                                                        42,319,754
                                                      ------------

                   FOOD AND BEVERAGE -- 2.5%
         60,700    Dean Foods Co.+                       2,139,068
         46,000    General Mills Inc.                    2,152,340
                                                      ------------
                                                         4,291,408
                                                      ------------

                   HOTELS AND GAMING -- 1.3%
         37,200    Starwood Hotels & Resorts
                     Worldwide Inc.                      2,178,804
                                                      ------------

                   METALS AND MINING -- 2.6%
         48,200    Phelps Dodge Corp.                    4,458,500
                                                      ------------

                   PAPER AND FOREST PRODUCTS -- 1.2%
         39,828    Rayonier Inc.                         2,112,079
                                                      ------------

                   RETAIL -- 4.5%
         32,000    Best Buy Co. Inc.                     2,193,600
         44,600    Federated Department Stores
                     Inc.                                3,268,288
         14,191    Sears Holdings Corp.+                 2,126,806
                                                      ------------
                                                         7,588,694
                                                      ------------

                   SPECIALTY CHEMICALS -- 1.9%
         74,400    E.I. du Pont de Nemours and Co.       3,199,944
                                                      ------------

                   TELECOMMUNICATIONS -- 6.6%
         73,900    ALLTEL Corp.                          4,602,492
         74,400    Harris Corp.                          2,322,024
        124,404    Verizon Communications Inc.           4,298,158
                                                      ------------
                                                        11,222,674
                                                      ------------

                   TRANSPORTATION -- 3.7%
         86,800    Burlington Northern Santa Fe Corp.    4,086,544
         36,000    Overseas Shipholding Group Inc.       2,147,400
                                                      ------------
                                                         6,233,944
                                                      ------------
                   TOTAL COMMON STOCKS                 170,474,147
                                                      ------------

                   TOTAL INVESTMENTS -- 100.0%
                     (Cost $141,244,286)              $170,474,147
                                                      ============


----------
                   For Federal tax purposes:
                   Aggregate Cost                     $141,244,286
                                                      ============
                   Gross unrealized appreciation      $ 31,011,434
                   Gross unrealized depreciation        (1,781,573)
                                                      ------------
                   Net unrealized appreciation
                    (depreciation)                    $ 29,229,861
                                                      ============
----------
  +     Non-income producing security.
  * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            MARKET
         SHARES                                             VALUE*
        -------                                            --------
                   COMMON STOCKS -- 59.5%
                   AEROSPACE -- 2.9%
         33,000    Boeing Co.                         $  2,178,000
         33,800    Lockheed Martin Corp.                 2,192,606
                                                      ------------
                                                         4,370,606
                                                      ------------

                   AGRICULTURE -- 0.8%
         18,400    Bunge Ltd.                            1,166,560
                                                      ------------

                   AVIATION: PARTS AND SERVICES -- 1.4%
         40,000    United Technologies Corp.             2,054,000
                                                      ------------

                   CABLE -- 1.3%
         66,600    Comcast Corp., Cl. A Special+         1,994,670
                                                      ------------

                   COMMUNICATIONS EQUIPMENT -- 0.8%
         62,600    Motorola Inc.                         1,143,076
                                                      ------------

                   COMPUTER HARDWARE -- 1.0%
         19,700    International Business
                     Machines Corp.                      1,461,740
                                                      ------------

                   COMPUTER SOFTWARE AND SERVICES -- 1.9%
         84,700    Microsoft Corp.                       2,103,948
         53,400    Oracle Corp.+                           704,880
                                                      ------------
                                                         2,808,828
                                                      ------------

                   CONSUMER PRODUCTS -- 2.2%
         17,000    Altria Group Inc.                     1,099,220
         43,200    Colgate-Palmolive Co.                 2,156,112
                                                      ------------
                                                         3,255,332
                                                      ------------

                   DIVERSIFIED INDUSTRIAL -- 4.3%
         36,500    Eaton Corp.                           2,186,350
         58,000    General Electric Co.                  2,009,700
         23,100    ITT Industries Inc.                   2,255,253
                                                      ------------
                                                         6,451,303
                                                      ------------

                   ENERGY AND UTILITIES: INTEGRATED -- 6.0%
         38,300    Burlington Resources Inc.             2,115,692
         39,600    ConocoPhillips                        2,276,604
         29,900    Entergy Corp.                         2,258,945
         45,000    Kinder Morgan Energy Partners LP      2,291,400
                                                      ------------
                                                         8,942,641
                                                      ------------

                   ENERGY AND UTILITIES: NATURAL GAS -- 1.4%
         32,380    Apache Corp.                          2,091,748
                                                      ------------

                   ENERGY AND UTILITIES: OIL -- 6.7%
         18,000    Baker Hughes Inc.                       920,880
         19,300    Chevron Corp.                         1,079,256
         34,900    Exxon Mobil Corp.                     2,005,703
         40,400    Marathon Oil Corp.                    2,156,148
         32,186    Murphy Oil Corp.                      1,681,075
         28,300    Occidental Petroleum Corp.            2,177,119
                                                      ------------
                                                        10,020,181
                                                      ------------

                   FINANCIAL SERVICES -- 14.2%
         41,000    American Express Co.                  2,182,430
         48,700    Bank of America Corp.                 2,221,207
         21,500    Bear Stearns Companies Inc.           2,234,710
         47,933    Citigroup Inc.                        2,215,942
         36,900    Comerica Inc.                         2,132,820
         43,600    Eaton Vance Corp.                     1,042,476
         31,200    Franklin Resources Inc.               2,401,776


                                                            MARKET
         SHARES                                             VALUE*
        -------                                            --------
         59,796    JPMorgan Chase & Co.               $  2,111,995
         10,800    Legg Mason Inc.                       1,124,388
         11,800    Lehman Brothers Holdings Inc.         1,171,504
         21,400    Morgan Stanley                        1,122,858
         16,600    Prudential Financial Inc.             1,089,956
                                                      ------------
                                                        21,052,062
                                                      ------------

                   FOOD AND BEVERAGE -- 1.5%
         32,100    Dean Foods Co.+                       1,131,204
         23,100    General Mills Inc.                    1,080,849
                                                      ------------
                                                         2,212,053
                                                      ------------

                   HOTELS AND GAMING -- 0.7%
         18,000    Starwood Hotels & Resorts
                     Worldwide Inc.                      1,054,260
                                                      ------------

                   METALS AND MINING -- 1.5%
         24,500    Phelps Dodge Corp.                    2,266,250
                                                      ------------

                   PAPER AND FOREST PRODUCTS -- 1.4%
         19,978    Rayonier Inc.                         1,059,433
         29,000    Temple-Inland Inc.                    1,077,350
                                                      ------------
                                                         2,136,783
                                                      ------------

                   RETAIL -- 2.6%
         16,100    Best Buy Co. Inc.                     1,103,655
         22,300    Federated Department Stores Inc.      1,634,144
          7,141    Sears Holdings Corp.+                 1,070,223
                                                      ------------
                                                         3,808,022
                                                      ------------

                   SPECIALTY CHEMICALS -- 1.1%
         37,400    E.I. du Pont de Nemours and
                     Co.                                 1,608,574
                                                      ------------

                   TELECOMMUNICATIONS -- 3.8%
         36,900    ALLTEL Corp.                          2,298,132
         37,300    Harris Corp.                          1,164,133
         60,738    Verizon Communications Inc.           2,098,498
                                                      ------------
                                                         5,560,763
                                                      ------------

                   TRANSPORTATION -- 2.1%
         43,900    Burlington Northern Santa Fe Corp.    2,066,812
         17,900    Overseas Shipholding Group Inc.       1,067,735
                                                      ------------
                                                         3,134,547
                                                      ------------
                   TOTAL COMMON STOCKS                  88,593,999
                                                      ------------

      PRINCIPAL
         AMOUNT
        -------
                   ASSET BACKED SECURITIES -- 0.6%
     $  825,000    GS Mortgage Securities Corp. II,
                     97-GL Cl. A2D,
                     6.940%, 07/13/30                      865,639
                                                      ------------

                   CORPORATE BONDS -- 10.3%
                   COMPUTER HARDWARE -- 1.4%
        750,000    Hewlett-Packard Co.,
                     3.625%, 03/15/08                      740,520
      1,250,000    IBM Corp.,
                     4.875%, 10/01/06                    1,263,695
                                                      ------------
                                                         2,004,215
                                                      ------------

                   DIVERSIFIED INDUSTRIAL -- 0.8%
      1,200,000    General Electric Co.,
                     5.000%, 02/01/13                    1,240,957
                                                      ------------

THE WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

       PRINCIPAL                                            MARKET
         AMOUNT                                             VALUE*
        -------                                            --------
                   CORPORATE BONDS (CONTINUED)
                   ENERGY AND UTILITIES: OIL -- 0.7%
 $    1,005,000    Occidental Petroleum Corp.,
                     4.250%, 03/15/10                 $  1,002,547
                                                      ------------

                   FINANCIAL SERVICES -- 2.8%
      1,250,000    Bank of America Corp.,
                     5.375%, 06/15/14                    1,330,541
      1,125,000    Citigroup Inc.,
                     6.500%, 01/18/11                    1,243,563
      1,450,000    Goldman Sachs Group Inc.,
                     6.650%, 05/15/09                    1,571,466
                                                      ------------
                                                         4,145,570
                                                      ------------

                   FOOD AND BEVERAGE -- 0.6%
        950,000    Anheuser-Busch Cos. Inc.,
                     4.375%, 01/15/13                      956,268
                                                      ------------

                   REAL ESTATE INVESTMENT TRUSTS -- 1.2%
      1,600,000    Archstone-Smith Trust,
                     7.200%, 03/01/13                    1,804,272
                                                      ------------

                   RETAIL -- 1.8%
      1,275,000    Neiman Marcus Group Inc.,
                     6.650%, 06/01/08                    1,353,732
      1,250,000    Wal-Mart Stores,
                     6.875%, 08/10/09                    1,378,786
                                                      ------------
                                                         2,732,518
                                                      ------------

                   TELECOMMUNICATIONS -- 1.0%
      1,460,000    Verizon Communications, Deb.,
                     6.460%, 04/15/08                    1,550,973
                                                      ------------
                   TOTAL CORPORATE BONDS                15,437,320
                                                      ------------

                   FOREIGN GOVERNMENT BONDS -- 1.4%
      1,000,000    Canadian Government Global
                     Bond,
                     6.750%, 08/28/06                    1,033,978
      1,000,000    Republic of Italy Global Bond,
                     2.500%, 03/31/06                      991,147
                                                      ------------
                   TOTAL FOREIGN GOVERNMENT BONDS        2,025,125
                                                      ------------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.2%
                   FEDERAL HOME LOAN BANK -- 3.4%
      2,000,000      3.250%, 08/15/05                    2,004,222
      1,500,000      2.875%, 08/15/06                    1,485,426
      1,500,000      3.375%, 02/23/07                    1,489,857
                                                      ------------
                                                         4,979,505
                                                      ------------

                   FEDERAL HOME LOAN MORTGAGE CORP. -- 6.5%
      1,000,000      5.500%, 07/15/06                    1,017,583
      2,000,000      3.500%, 09/15/07                    1,988,764
      1,200,000      4.250%, 07/15/09                    1,214,234
        600,000      4.750%, 12/08/10                      599,752
      1,250,000      5.000%, 07/15/14                    1,320,941
      1,500,000      Zero Coupon, 08/23/05               1,493,883
      2,000,000      Zero Coupon, 10/11/05               1,980,988
                                                      ------------
                                                         9,616,145
                                                      ------------

                   FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.3%
      2,000,000     2.000%, 01/15/06                     1,982,216
      1,000,000     2.625%, 11/15/06                       985,491
      1,250,000     7.125%, 03/15/07                     1,318,569
      2,500,000     4.375%, 03/15/13                     2,544,840


       PRINCIPAL                                            MARKET
         AMOUNT                                             VALUE*
        -------                                            --------
 $    1,500,000     5.000%, 04/15/15                  $  1,587,697
      1,000,000     Zero Coupon, 09/16/05                  992,867
                                                      ------------
                                                         9,411,680
                                                      ------------
                   TOTAL U.S. GOVERNMENT AGENCY
                     OBLIGATIONS                        24,007,330
                                                      ------------

                   U.S. GOVERNMENT OBLIGATIONS -- 11.9%
                   U.S. INFLATION INDEX NOTES -- 1.0%
      1,500,000      0.875%, 04/15/10                    1,502,923
                                                      ------------

                   U.S. TREASURY BILLS -- 1.7%
      2,500,000    U.S. Treasury Bills, 2.880%
                     to 2.970%++, 08/11/05 to
                     08/25/05                            2,490,441
                                                      ------------

                   U.S. TREASURY NOTES -- 9.2%
      1,000,000      1.625%, 10/31/05                      994,922
      1,600,000      5.750%, 11/15/05                    1,614,688
      2,250,000      2.250%, 04/30/06                    2,227,590
      2,725,000      3.500%, 11/15/06                    2,722,765
        750,000      3.375%, 02/28/07                      746,953
      1,000,000      3.625%, 04/30/07                      999,766
      1,250,000      3.375%, 12/15/08                    1,237,843
      2,000,000      4.750%, 05/15/14                    2,122,814
      1,000,000      4.000%, 02/15/15                    1,003,868
                                                      ------------
                                                        13,671,209
                                                      ------------
                   TOTAL U.S. GOVERNMENT
                     OBLIGATIONS                        17,664,573
                                                      ------------

                   TOTAL INVESTMENTS -- 100.0%
                     (Cost $131,866,575)              $148,593,986
                                                      ============

----------
                     For Federal tax purposes:
                     Aggregate Cost                   $131,866,575
                                                      ============

                     Gross unrealized appreciation    $ 17,550,359
                     Gross unrealized depreciation        (822,948)
                                                      ------------
                     Net unrealized appreciation
                     (depreciation)                   $ 16,727,411
                                                      ============

 ------------
  +     Non-income producing security.
  ++    Represents annualized yield at date of purchase.
  * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      PRINCIPAL                                           MARKET
         AMOUNT                                           VALUE*
        -------                                          --------
                   ASSET BACKED SECURITIES -- 2.2%
       $225,000    GS Mortgage Securities Corp.
                     II, 97-GL Cl. A2D,
                     6.940%, 07/13/30                  $   236,083
                                                       -----------

                   CORPORATE BONDS -- 40.7%
                   COMPUTER HARDWARE -- 5.4%
        325,000    Hewlett-Packard Co.,
                     3.625%, 03/15/08                      320,892
        250,000    IBM Corp.,
                     4.875%, 10/01/06                      252,739
                                                       -----------
                                                           573,631
                                                       -----------

                   DIVERSIFIED INDUSTRIAL -- 2.5%
        250,000    General Electric Co.,
                     5.000%, 02/01/13                      258,533
                                                       -----------

                   ENERGY AND UTILITIES: OIL -- 4.2%
        225,000    Chevron Corp.,
                     3.375%, 02/15/08                      221,146
        225,000    Occidental Petroleum Corp.,
                     4.250%, 03/15/10                      224,451
                                                       -----------
                                                           445,597
                                                       -----------

                   FINANCIAL SERVICES -- 18.2%
        300,000    Bank of America Corp.,
                     5.375%, 06/15/14                      319,330
        225,000    Bear Stearns Co. Inc.,
                     2.875%, 07/02/08                      216,673
        225,000    Citigroup Inc.,
                     6.500%, 01/18/11                      248,712
        300,000    Goldman Sachs Group Inc.,
                     6.650%, 05/15/09                      325,131
        260,000    International Bank for
                     Reconstruction &
                     Development,
                     8.625%, 10/15/16                      358,480
        175,000    Merrill Lynch & Co.,
                     5.000%, 02/03/14                      179,596
        275,000    Toyota Motor Credit Corp.,
                     2.875%, 08/01/08                      265,904
                                                       -----------
                                                         1,913,826
                                                       -----------

                   FOOD AND BEVERAGE -- 2.4%
        250,000    Anheuser-Busch Cos. Inc.,
                     4.375%, 01/15/13                      251,649
                                                       -----------

                   REAL ESTATE -- 1.6%
        150,000    Archstone-Smith Trust,
                     7.200%, 03/01/13                      169,150
                                                       -----------

                   RETAIL -- 5.1%
        300,000    Neiman Marcus Group Inc.,
                     6.650%, 06/01/08                      318,525
        200,000    Wal-Mart Stores,
                     6.875%, 08/10/09                      220,606
                                                       -----------
                                                           539,131
                                                       -----------

                   TELECOMMUNICATIONS -- 1.3%
        125,000    Verizon Communications, Deb.,
                     6.460%, 04/15/08                      132,789
                                                       -----------
                   TOTAL CORPORATE BONDS                 4,284,306
                                                       -----------

      PRINCIPAL                                           MARKET
         AMOUNT                                           VALUE*
        -------                                          --------
                   FOREIGN GOVERNMENT BONDS -- 4.8%
       $175,000    Canadian Government Global Bond,
                     6.750%, 08/28/06                  $   180,946
        325,000    Republic of Italy Global Bond,
                     2.500%, 03/31/06                      322,123
                                                       -----------
                   TOTAL FOREIGN GOVERNMENT BONDS          503,069
                                                       -----------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 31.9%
                   FEDERAL HOME LOAN BANK -- 3.8%
        150,000     3.250%, 08/15/05                       150,294
        250,000     2.875%, 08/15/06                       247,571
                                                       -----------
                                                           397,865
                                                       -----------

                   FEDERAL HOME LOAN MORTGAGE CORP. -- 10.5%
        300,000     3.500%, 09/15/07                       298,315
        150,000     4.250%, 07/15/09                       151,779
        250,000     4.500%, 01/15/14                       255,553
        250,000     Zero Coupon, 08/23/05                  248,980
        150,000     Zero Coupon, 10/11/05                  148,574
                                                       -----------
                                                         1,103,201
                                                       -----------

                   FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 12.0%
        300,000     2.000%, 01/15/06                       297,332
        175,000     2.625%, 11/15/06                       172,461
        300,000     4.375%, 03/15/13                       305,381
        189,251     5.500%, 01/01/35                       192,010
        300,000     Zero Coupon, 09/16/05                  297,860
                                                       -----------
                                                         1,265,044
                                                       -----------

                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.6%
         18,196    GNMA, Pool #580871,
                     6.500%, 12/15/31                       19,031
        145,912    GNMA, Pool #562288,
                     6.000%, 12/15/33                      150,667
        227,412    GNMA, Pool #604946,
                     5.500%, 01/15/34                      232,538
        185,281    GNMA, Pool #604970,
                     5.500%, 01/15/34                      189,456
                                                       -----------
                                                           591,692
                                                       -----------
                   TOTAL U.S. GOVERNMENT AGENCY
                     OBLIGATIONS                         3,357,802
                                                       -----------

                   U.S. GOVERNMENT OBLIGATIONS -- 20.4%
                   U.S. INFLATION INDEX NOTES -- 2.6%
        275,000     0.875%, 04/15/10                       275,536
                                                       -----------

                   U.S. TREASURY BONDS -- 9.1%
        250,000     7.125%, 02/15/23                       337,930
        300,000     6.125%, 11/15/27                       378,961
        200,000     5.500%, 08/15/28                       235,586
                                                       -----------
                                                           952,477
                                                       -----------

                   U.S. TREASURY NOTES -- 8.7%
        225,000     1.625%, 10/31/05                       223,857
        275,000     2.250%, 04/30/06                       272,261
        225,000     3.375%, 02/28/07                       224,086
        200,000     3.625%, 04/30/07                       199,953
                                                       -----------
                                                           920,157
                                                       -----------
                   TOTAL U.S. GOVERNMENT OBLIGATIONS     2,148,170
                                                       -----------

THE WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            MARKET
         SHARES                                             VALUE*
        -------                                            --------
                   WARRANTS -- 0.0%
                   ENERGY AND UTILITIES -- 0.0%
              8    Forman Petroleum Corp.,
                     Series A, expire 01/14/07+
                     (a) (b) (c)                       $         0
             25    Forman Petroleum Corp.,
                     Series B, expire 01/14/07+
                     (a) (b) (c)                                 1
             25    Forman Petroleum Corp.,
                     Series C, expire 01/14/07+
                     (a) (b) (c)                                 0
             25    Forman Petroleum Corp.,
                     Series D, expire 01/14/07+
                     (a) (b) (c)                                 0
                                                       -----------
                                                                 1
                                                       -----------
                   TOTAL WARRANTS                                1
                                                       -----------

                   TOTAL INVESTMENTS -- 100.0%
                     (Cost $10,298,661)                $10,529,431
                                                       ===========


----------
                     For Federal tax purposes:
                     Aggregate Cost                    $10,298,661
                                                       ===========

                     Gross unrealized appreciation     $   265,092
                     Gross unrealized depreciation         (34,322)
                                                       -----------
                     Net unrealized appreciation
                     (depreciation)                    $   230,770
                                                       ===========

----------

  (a) Securities fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2005, the market value of fair valued securities amounted to $1 or 0.0% of total investments.
  (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of Rule 144A securities amounted to $1 or 0.0% of total investments.
  (c) At June 30, 2005, the fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:

                                                                                                            06/30/05
 ACQUISITION                                                                  ACQUISITION    ACQUISITION  CARRYING VALUE
   SHARES                                      ISSUER                             DATE           COST        PER UNIT
------------- --------------------------------------------------------------- -------------- ------------- ---------------
      8       Foreman Petroleum Corp., Series A, Warrants expire 01/14/07 ...    01/14/00          -         $0.0100
     25       Foreman Petroleum Corp., Series B, Warrants expire 01/14/07 ...    01/14/00          -         $0.0100
     25       Foreman Petroleum Corp., Series C, Warrants expire 01/14/07 ...    01/14/00          -         $0.0100
     25       Foreman Petroleum Corp., Series D, Warrants expire 01/14/07 ...    01/14/00          -         $0.0100

  +     Non-income producing security.
  * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE WESTWOOD SMALLCAP EQUITY FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          MARKET
         SHARES                                           VALUE*
        -------                                          --------
                   COMMON STOCKS -- 100.0%
                   AEROSPACE -- 6.3%
          3,400    DRS Technologies Inc.               $   174,352
          4,900    Moog Inc., Cl. A+                       154,301
          7,100    Titan Corp.+                            161,454
                                                        ----------
                                                           490,107
                                                        ----------

                   BUILDING AND CONSTRUCTION -- 2.1%
          3,200    Washington Group
                     International Inc.+                   163,584
                                                        ----------

                   BUSINESS SERVICES -- 2.2%
          4,500    URS Corp.+                              168,075
                                                        ----------

                   COMMUNICATIONS EQUIPMENT -- 2.0%
          5,600    Thomas & Betts Corp.+                   158,144
                                                        ----------

                   COMPUTER SOFTWARE AND SERVICES -- 3.2%
          1,900    Hyperion Solutions Corp.+                76,456
          5,800    SI International Inc.+                  173,768
                                                        ----------
                                                           250,224
                                                        ----------

                   CONSUMER PRODUCTS -- 4.8%
          4,500    Knoll Inc.                               76,995
          8,300    Prestige Brands Holdings Inc.+          161,850
          4,200    Spectrum Brands Inc.+                   138,600
                                                        ----------
                                                           377,445
                                                        ----------

                   DIVERSIFIED INDUSTRIAL -- 3.2%
          2,200    Ameron International Corp.               82,280
          3,600    Kennametal Inc.                         165,060
                                                        ----------
                                                           247,340
                                                        ----------

                   ELECTRONICS -- 2.1%
          5,300    Benchmark Electronics Inc.+             161,226
                                                        ----------

                   ENERGY AND UTILITIES -- 14.0%
          5,500    Atmos Energy Corp.                      158,400
          6,700    Foundation Coal Holdings Inc.           173,798
          3,200    Houston Exploration Co.+                169,760
          4,500    Remington Oil & Gas Corp.+              160,650
          2,600    Spinnaker Exploration Co.+               92,274
          3,800    Unit Corp.+                             167,238
          7,300    Westar Energy Inc.                      175,419
                                                        ----------
                                                         1,097,539
                                                        ----------

                   EQUIPMENT AND SUPPLIES -- 5.1%
          5,800    Greenbrier Companies Inc.               157,180
          2,900    Middleby Corp.+                         153,294
          1,600    Titanium Metals Corp.+                   90,864
                                                        ----------
                                                           401,338
                                                        ----------

                   FINANCIAL SERVICES -- 18.9%
          5,900    Baldwin & Lyons Inc., Cl. B             142,190
          8,600    BankAtlantic Bancorp Inc.,
                     Cl. A                                 162,970
          4,100    BKF Capital Group Inc.                  155,431
          6,300    Boston Private Financial
                     Holdings Inc.                         158,760
          6,000    Calamos Asset Management
                     Inc., Cl. A                           163,440
          4,700    Cathay General Bancorp                  158,437
          1,400    Corus Bankshares Inc.                    77,686
          4,800    Provident Bankshares Corp.              153,168
         10,900    Republic Bancorp Inc.                   163,282
          2,900    Triad Guaranty Inc.+                    146,131
                                                        ----------
                                                         1,481,495
                                                        ----------

                                                          MARKET
         SHARES                                           VALUE*
        -------                                          --------
                   FOOD AND BEVERAGE -- 2.1%
          3,100    J & J Snack Foods Corp.              $  162,285
                                                        ----------

                   HEALTH CARE -- 8.4%
          3,900    Andrx Corp.+                             79,209
          3,500    Orthofix International NV+              150,640
          3,000    PRA International+                       80,340
          4,600    Sybron Dental Specialties
                     Inc.+                                 173,052
          7,300    Symmetry Medical Inc.+                  171,842
                                                        ----------
                                                           655,083
                                                        ----------

                   HOTELS AND GAMING -- 3.9%
          6,800    Marcus Corp.                            144,296
          5,100    Orient-Express Hotels Ltd.,
                     Cl. A                                 161,517
                                                        ----------
                                                           305,813
                                                        ----------

                   METALS AND MINING -- 2.1%
          2,800    Cleveland-Cliffs Inc.                   161,728
                                                        ----------

                   PAPER AND FOREST PRODUCTS -- 2.2%
          8,300    Longview Fibre Co.                      170,565
                                                        ----------

                   REAL ESTATE -- 10.3%
          1,900    EastGroup Properties Inc.                80,009
          2,700    Getty Realty Corp.                       74,790
          2,300    Heritage Property Investment
                     Trust                                  80,546
          5,100    LaSalle Hotel Properties                167,331
          3,200    Lexington Corporate
                     Properties Trust                       77,792
          4,500    Post Properties Inc.                    162,495
          2,700    Ramco-Gershenson Properties
                     Trust                                  79,056
          3,300    Sunstone Hotel Investors Inc.            80,058
                                                        ----------
                                                           802,077
                                                        ----------

                   RETAIL -- 1.0%
          3,400    Pacific Sunwear of California
                     Inc.+                                  78,166
                                                        ----------

                   TELECOMMUNICATIONS -- 2.0%
          8,376    General Communication Inc.,
                     Cl. A+                                 82,671
          5,600    Valor Communications Group
                     Inc.                                   77,280
                                                        ----------
                                                           159,951
                                                        ----------

                   TRANSPORTATION -- 4.1%
          7,400    Arlington Tankers Ltd.                  161,246
          8,000    Freightcar America Inc.+                158,640
                                                        ----------
                                                           319,886
                                                        ----------
                   TOTAL COMMON STOCKS                   7,812,071
                                                        ----------

                   TOTAL INVESTMENTS -- 100.0%
                     (Cost $7,137,005)                  $7,812,071
                                                        ==========
------------
                     For Federal tax purposes:
                     Aggregate Cost                     $7,137,005
                                                        ==========
                     Gross unrealized appreciation      $  825,241
                     Gross unrealized depreciation        (150,175)
                                                        ----------
                     Net unrealized appreciation
                     (depreciation)                     $  675,066
                                                        ==========
------------
 +     Non-income producing security.

THE WESTWOOD SMALLCAP EQUITY FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE WESTWOOD REALTY FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          MARKET
         SHARES                                           VALUE*
        -------                                          --------
                   COMMON STOCKS -- 100.0%
                   APARTMENTS -- 16.8%
          4,500    Apartment Investment &
                     Management Co., Cl. A             $   184,140
          9,182    Archstone-Smith Trust                   354,609
          2,400    Avalonbay Communities Inc.              193,920
          4,600    BRE Properties Inc., Cl. A              192,510
          7,893    Camden Property Trust                   424,249
         11,900    Equity Residential                      438,158
          4,000    Gables Residential Trust                172,920
          4,000    Home Properties Inc.                    172,080
          4,500    Mid-America Apartment
                     Communities Inc.                      204,390
          7,100    Post Properties Inc.                    256,381
          7,400    United Dominion Realty Trust
                     Inc.                                  177,970
                                                       -----------
                                                         2,771,327
                                                       -----------

                   DIVERSIFIED PROPERTY -- 13.5%
          5,268    Catellus Development Corp.              172,790
          3,900    Colonial Properties Trust               171,600
         10,366    Duke Realty Corp.                       328,188
          6,900    First Potomac Realty Trust              171,120
          6,000    Getty Realty Corp.                      166,200
          7,200    Lexington Corporate
                     Properties Trust                      175,032
          7,800    Liberty Property Trust                  345,618
          3,300    Tejon Ranch Co.+                        169,851
          6,600    Vornado Realty Trust                    530,640
                                                       -----------
                                                         2,231,039
                                                       -----------

                   ENTERTAINMENT -- 1.9%
         16,700    Regal Entertainment Group,
                     Cl. A                                 315,296
                                                       -----------

                   HEALTH CARE -- 4.2%
         12,700    Health Care Property
                     Investors Inc.                        343,408
          4,500    Healthcare Realty Trust Inc.            173,745
          4,600    Universal Health Realty
                     Income Trust                          175,306
                                                       -----------
                                                           692,459
                                                       -----------

                   HOTELS -- 5.2%
          5,900    Hospitality Properties Trust            260,013
          5,300    LaSalle Hotel Properties                173,893
          4,200    Starwood Hotels & Resorts
                     Worldwide Inc.                        245,994
          7,000    Sunstone Hotel Investors Inc.           169,820
                                                       -----------
                                                           849,720
                                                       -----------

                   INDUSTRIAL PROPERTY -- 4.2%
          6,000    AMB Property Corp.                      260,580
          4,100    EastGroup Properties Inc.               172,651
          6,300    ProLogis                                253,512
                                                       -----------
                                                           686,743
                                                       -----------

                   MANUFACTURED HOUSING -- 1.6%
          6,700    Equity Lifestyle Properties
                     Inc.                                  266,392
                                                       -----------

                   OFFICE PROPERTY -- 18.0%
          4,700    Arden Realty Inc.                       169,106
          5,100    Boston Properties Inc.                  357,000
          5,600    Brandywine Realty Trust                 171,640
          5,100    CarrAmerica Realty Corp.                184,518
          8,800    Cousins Properties Inc.                 260,304
          9,200    Crescent Real Estate Equities
                     Co.                                   172,500
          6,700    CRT Properties Inc.                     182,910
         15,484    Equity Office Properties Trust          512,520
          5,900    Highwoods Properties Inc.               175,584
          5,700    Mack-Cali Realty Corp.                  258,210

                                                          MARKET
         SHARES                                           VALUE*
        -------                                          --------
          9,500    Maguire Properties Inc.             $   269,230
          7,000    Prentiss Properties Trust               255,080
                                                       -----------
                                                         2,968,602
                                                       -----------

                   PAPER AND FOREST PRODUCTS -- 2.1%
          4,800    Plum Creek Timber Co. Inc.              174,240
          3,188    Rayonier Inc.                           169,060
                                                       -----------
                                                           343,300
                                                       -----------

                   PUBLIC STORAGE -- 3.2%
         12,200    Extra Space Storage Inc.                174,826
          2,900    Public Storage Inc.                     183,425
          3,900    Sovran Self Storage Inc.                177,294
                                                       -----------
                                                           535,545
                                                       -----------

                   SHOPPING CENTERS -- 20.0%
          4,000    CBL & Associates Properties
                     Inc.                                  172,280
          7,481    Developers Diversified Realty
                     Corp.                                 343,827
         10,700    General Growth Properties Inc.          439,663
          4,900    Heritage Property Investment
                     Trust                                 171,598
          5,950    Kimco Realty Corp.                      350,514
          6,000    Ramco-Gershenson Properties
                     Trust                                 175,680
         10,200    Realty Income Corp.                     255,408
          6,000    Regency Centers Corp.                   343,200
          8,375    Simon Property Group Inc.               607,104
         11,075    Weingarten Realty Investors             434,361
                                                       -----------
                                                         3,293,635
                                                       -----------

                   TELECOMMUNICATIONS -- 4.1%
         18,100    Iowa Telecommunications
                     Services Inc.                         339,375
         24,600    Valor Communications Group
                     Inc.                                  339,480
                                                       -----------
                                                           678,855
                                                       -----------

                   TRANSPORTATION -- 5.2%
          3,800    Alexander & Baldwin Inc.                176,130
         16,300    Arlington Tankers Ltd.                  355,177
         22,400    Diana Shipping Inc.                     327,936
                                                       -----------
                                                           859,243
                                                       -----------
                   TOTAL COMMON STOCKS                  16,492,156
                                                       -----------

                   TOTAL INVESTMENTS -- 100.0%
                     (Cost $12,471,990)                $16,492,156
                                                       ===========

----------
                     For Federal tax purposes:
                     Aggregate Cost                    $12,471,990
                                                       ===========

                     Gross unrealized appreciation     $ 4,208,565
                     Gross unrealized depreciation        (188,399)
                                                       -----------
                     Net unrealized appreciation
                     (depreciation)                    $ 4,020,166
                                                       ===========
----------
  +     Non-income producing security.
  * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE WESTWOOD MIGHTY MITES SM FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            MARKET
         SHARES                                             VALUE*
        -------                                            --------
                   COMMON STOCKS -- 96.7%
                   AGRICULTURE -- 0.3%
            200    J.G. Boswell Co.                    $   128,500
                                                       -----------

                   AUTOMOTIVE: PARTS AND ACCESSORIES -- 4.2%
         29,000    Midas Inc.+                             667,000
          1,000    Puradyn Filter Technologies
                     Inc.+                                     650
         50,000    Scheib (Earl) Inc.+                     171,250
         35,000    Standard Motor Products Inc.            462,000
        100,000    TransPro Inc.+                          629,000
                                                       -----------
                                                         1,929,900
                                                       -----------

                   AVIATION: PARTS AND SERVICES -- 1.7%
          1,000    Aviall Inc.+                             31,590
         12,500    CPI Aerostructures Inc.+                112,500
          2,000    Curtiss-Wright Corp.                    107,900
        138,000    Fairchild Corp., Cl. A+                 394,680
          8,000    Kaman Corp., Cl. A                      144,320
                                                       -----------
                                                           790,990
                                                       -----------

                   BROADCASTING -- 5.2%
         60,000    Acme Communications Inc.+               241,206
         23,000    Beasley Broadcast Group Inc.,
                     Cl. A+                                333,270
         70,000    Crown Media Holdings Inc.,
                     Cl. A+                                660,100
         12,000    Fisher Communications Inc.+             567,480
          5,000    Granite Broadcasting Corp.+               1,100
         26,000    Gray Television Inc.                    313,560
         40,000    Paxson Communications Corp.+             24,000
          7,000    Salem Communications Corp.,
                     Cl. A+                                138,880
         30,000    Young Broadcasting Inc., Cl.
                     A+                                    124,500
                                                       -----------
                                                         2,404,096
                                                       -----------

                   BUILDING AND CONSTRUCTION -- 0.5%
         10,407    Homasote Co.+                            26,538
          5,000    Huttig Building Products Inc.+           54,550
          6,300    Monarch Cement Co.                      141,750
                                                       -----------
                                                           222,838
                                                       -----------

                   BUSINESS SERVICES -- 3.4%
        144,000    AMICAS Inc.+                            652,320
         28,000    ANC Rental Corp.+                             3
         80,100    Edgewater Technology Inc.+              347,634
         20,000    Information Resources Inc.+              12,000
         46,000    Nashua Corp.+                           434,700
            804    National Stock Yards Co.                112,560
         10,000    PubliCARD Inc.+                             260
            500    StarTek Inc.                              8,210
                                                       -----------
                                                         1,567,687
                                                       -----------

                   CABLE -- 0.1%
         90,000    Adelphia Communications
                     Corp., Cl. A+                           9,000
          2,500    Outdoor Channel Holdings Inc.+           34,400
                                                       -----------
                                                            43,400
                                                       -----------

                   CLOSED-END FUNDS -- 0.5%
         24,750    MVC Capital Inc.                        247,500
                                                       -----------

                   COMMUNICATIONS EQUIPMENT -- 0.3%
          1,500    Andrew Corp.+                            19,140
         10,000    Communications Systems Inc.             102,700
                                                       -----------
                                                           121,840
                                                       -----------

                                                            MARKET
         SHARES                                             VALUE*
        -------                                            --------
                   COMPUTER SOFTWARE AND SERVICES -- 3.0%
         20,000    Citadel Security Software
                     Inc.+                             $    15,000
         23,881    Gemplus International SA+                52,309
          3,000    iVillage Inc.+                           17,940
          5,600    Lab-Volt Systems Inc.+                   58,800
         35,000    Mobius Management Systems
                     Inc.+                                 231,000
        470,000    Net Perceptions Inc.+                   446,500
            834    Prosoft Learning Corp.+                     500
        850,000    StorageNetworks Inc. Escrow+             25,500
         57,000    Tyler Technologies Inc.+                430,920
         29,000    Vitria Technology Inc.+                 101,500
                                                       -----------
                                                         1,379,969
                                                       -----------

                   CONSUMER PRODUCTS -- 4.5%
         68,000    Adams Golf Inc.+                         97,240
          9,000    American Locker Group Inc.+              45,990
         10,000    CNS Inc.                                228,500
         12,000    Ducati Motor Holding SpA, ADR+          146,400
          6,000    Levcor International Inc.+                7,170
          4,500    Marine Products Corp.                    65,475
          5,000    Marzotto SpA                            130,152
            500    National Presto Industries
                     Inc.                                   22,035
         41,530    Syratech Corp.+                           3,115
         21,000    Water Pik Technologies Inc.+            400,050
        209,500    Weider Nutrition
                     International Inc.+                   936,465
                                                       -----------
                                                         2,082,592
                                                       -----------

                   CONSUMER SERVICES -- 0.1%
            200    Carriage Services Inc.+                   1,210
          1,000    Collectors Universe Inc.+                17,520
          1,000    Neptune Society Inc.+                     2,100
                                                       -----------
                                                            20,830
                                                       -----------

                   DIVERSIFIED INDUSTRIAL -- 5.1%
         10,200    Ampco-Pittsburgh Corp.                  122,400
        101,500    Harbor Global Co. Ltd.+                 900,812
         64,000    Katy Industries Inc.+                   204,800
         35,000    Lamson & Sessions Co.+                  413,700
          2,000    Lindsay Manufacturing Co.                47,160
            500    Oregon Steel Mills Inc.+                  8,605
         32,000    Pinguely-Haulotte                       441,465
         11,750    RWC Inc.+                                41,125
         30,000    Tech/Ops Sevcon Inc.                    178,500
                                                       -----------
                                                         2,358,567
                                                       -----------

                   EDUCATIONAL SERVICES -- 0.9%
         30,000    Concorde Career Colleges Inc.+          409,500
                                                       -----------

                   ELECTRONICS -- 1.9%
          7,000    California Micro Devices
                     Corp.+                                 39,760
         25,000    CTS Corp.                               307,250
          1,000    Fargo Electronics+                       19,990
         11,500    George Risk Industries Inc.              62,100
        155,000    IntriCon Corp.+                         325,500
          2,000    Lowrance Electronics Inc.                42,040
         10,000    SIRIT Inc.+                               7,672
          5,000    Zoran Corp.+                             66,450
                                                       -----------
                                                           870,762
                                                       -----------

                   ENERGY AND UTILITIES: ELECTRIC -- 0.6%
            800    British Energy Group plc+                 5,834
          2,000    Green Mountain Power Corp.               59,680

THE WESTWOOD MIGHTY MITES SM FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            MARKET
         SHARES                                             VALUE*
        -------                                            --------
                   COMMON STOCKS (CONTINUED)
                   ENERGY AND UTILITIES: ELECTRIC (CONTINUED)
          7,600    Unitil Corp.                        $   205,200
                                                       -----------
                                                           270,714
                                                       -----------

                   ENERGY AND UTILITIES: INTEGRATED -- 2.1%
         30,000    Aquila Inc.+                            108,300
         21,300    Florida Public Utilities Co.            404,913
         10,000    MGE Energy Inc.                         363,800
            800    Pardee Resources Co. Inc.+ (a)           91,600
         95,200    Progress Energy Inc., CVO+               12,852
                                                       -----------
                                                           981,465
                                                       -----------

                   ENERGY AND UTILITIES: NATURAL GAS -- 2.7%
          4,500    Cascade Natural Gas Corp.                92,250
         11,800    Chesapeake Utilities Corp.              360,490
         17,000    Corning Natural Gas Corp.+              259,250
         31,200    PetroCorp Escrow Shares+                  1,872
          2,500    Petroleum Development Corp.+             79,625
         17,000    RGC Resources Inc.                      446,250
                                                       -----------
                                                         1,239,737
                                                       -----------

                   ENERGY AND UTILITIES: SERVICES -- 1.5%
          1,000    KFx Inc.+                                14,290
         28,500    RPC Inc.                                482,220
         24,000    Stolt Offshore SA, ADR+                 217,680
                                                       -----------
                                                           714,190
                                                       -----------

                   ENERGY AND UTILITIES: WATER -- 1.5%
          3,000    Artesian Resources Corp., Cl. A          88,830
          1,500    BIW Ltd.                                 28,080
          2,500    California Water Service Group           93,850
          1,000    Consolidated Water Co. Ltd.              38,780
          8,000    Middlesex Water Co.                     155,360
          6,000    SJW Corp.                               282,060
                                                       -----------
                                                           686,960
                                                       -----------

                   ENTERTAINMENT -- 2.0%
         12,500    Canterbury Park Holding Corp.           217,500
         30,000    Dover Motorsports Inc.                  180,000
         45,000    GC Companies Inc.+                       38,700
         27,000    Jetix Europe NV+                        437,834
          2,500    LodgeNet Entertainment Corp.+            41,475
                                                       -----------
                                                           915,509
                                                       -----------

                   EQUIPMENT AND SUPPLIES -- 6.3%
        180,000    Baldwin Technology Co. Inc.,
                     Cl. A+                                558,000
         15,000    Capstone Turbine Corp.+                  19,050
         18,000    Core Molding Technologies
                     Inc.+                                 174,780
          4,800    Eastern Co.                             113,040
         35,000    Fedders Corp.                            77,000
         10,000    Gerber Scientific Inc.+                  69,600
         10,000    Gildemeister AG+                         66,195
         20,500    L.S. Starrett Co., Cl. A                373,920
         40,000    Maezawa Kyuso Industries Co.
                     Ltd.                                  613,110
          9,800    Mine Safety Appliances Co.              452,760
         84,500    Raytech Corp.+                          112,385
         13,900    SL Industries Inc.+                     251,729
          1,000    SRS Labs Inc.+                            6,100
          1,100    Watts Water Technologies
                     Inc., Cl. A                            36,839
                                                       -----------
                                                         2,924,508
                                                       -----------

                                                            MARKET
         SHARES                                             VALUE*
        -------                                            --------
                   FINANCIAL SERVICES -- 14.7%
          8,000    Bancshares of Florida Inc.+         $   136,000
         23,000    Berkshire Bancorp Inc.                  419,750
          1,000    BKF Capital Group Inc.                   37,910
         11,000    Crazy Woman Creek Bancorp Inc.          162,250
            950    Danielson Holding Corp.+                 11,561
        609,000    Epoch Holding Corp.+                  2,618,700
          5,500    Fidelity Southern Corp.                  84,975
         35,000    Flushing Financial Corp.                644,000
         31,250    Fulton Financial Corp.                  562,500
             10    Guaranty Corp., Cl. A+                  165,000
            200    Hartville Group Inc.+                       128
         60,000    Ladenburg Thalmann Financial
                     Services Inc.+                         34,200
          7,500    Northrim BanCorp Inc.                   176,100
          6,790    Parish National Corp.+                  373,450
          7,000    Patriot National Bancorp Inc.           134,820
          5,000    PennFed Financial Services
                     Inc.                                   84,400
         12,500    Seacoast Banking Corp. of
                     Florida                               246,125
            116    Sunwest Bank+                           440,800
         15,000    SWS Group Inc.                          257,700
         15,700    Synergy Financial Group Inc.            186,830
            500    TIB Financial Corp.                      13,475
            400    Washington Savings Bank F.S.B.            3,700
                                                       -----------
                                                         6,794,374
                                                       -----------

                   FOOD AND BEVERAGE -- 2.2%
          9,200    Boston Beer Co. Inc., Cl. A+            206,448
          6,300    Cruzan International Inc.+              162,225
          4,000    Genesee Corp., Cl. A+                     8,000
         30,100    Genesee Corp., Cl. B+                    60,200
          1,800    J & J Snack Foods Corp.                  94,230
         11,000    Lifeway Foods Inc.+                     137,390
         35,000    MGP Ingredients Inc.                    290,500
         20,000    Northland Cranberries Inc.,
                     Cl. A                                   6,400
          1,000    Poore Brothers Inc.+                      4,470
          8,500    Scheid Vineyards Inc., Cl. A+            51,085
                                                       -----------
                                                         1,020,948
                                                       -----------

                   HEALTH CARE -- 11.5%
         30,000    AFP Imaging Corp.+                       63,000
         17,040    Arkopharma                              312,203
         85,000    BioLase Technology Inc.                 537,200
          7,000    Biosite Inc.+                           384,930
         15,000    Boiron SA+                              419,319
          7,000    Bruker BioSciences Corp.+                27,930
         46,400    Cholestech Corp.+                       522,928
        100,000    Del Global Technologies Corp.+          255,000
         15,279    Exactech Inc.+                          200,613
          2,500    ICU Medical Inc.+                        80,425
         70,000    Lifecore Biomedical Inc.+               763,000
         17,000    Neogen Corp.+                           243,100
          2,500    NMT Medical Inc.+                        25,000
         11,000    NWH Inc.                                167,750
          2,500    Orthofix International NV+              107,600
         40,000    Quidel Corp.+                           207,200
         38,000    Regeneration Technologies
                     Inc.+                                 237,880
         14,500    Schick Technologies Inc.+               326,250
          2,000    Sonic Innovations Inc.+                   9,580
         13,000    Thoratec Corp.+                         199,420
          2,000    Tutogen Medical Inc.+                     4,700
            500    United-Guardian Inc.                      4,025
          6,000    Women First HealthCare Inc.+                  7
          5,000    Young Innovations Inc.                  186,650
                                                       -----------
                                                         5,285,710
                                                       -----------

THE WESTWOOD MIGHTY MITES SM FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                            MARKET
         SHARES                                             VALUE*
        -------                                            --------
                   COMMON STOCKS (CONTINUED)
                   HOTELS AND GAMING -- 0.4%
          1,000    Cloverleaf Kennel Club, Cl. A+      $     3,300
          9,024    Dover Downs Gaming &
                     Entertainment Inc.                    119,658
             29    Fair Grounds Corp.+ (a)                  33,821
          2,000    Florida Gaming Corp.+                    25,850
                                                       -----------
                                                           182,629
                                                       -----------

                   MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 8.7%
        100,000    Cavalier Homes Inc.+                    497,000
         26,000    Cavco Industries Inc.+                  732,680
         13,000    Nobility Homes Inc.                     354,250
         17,000    Palm Harbor Homes Inc.+                 320,110
         36,500    Skyline Corp.                         1,457,445
        110,000    Southern Energy Homes Inc.+             631,400
                                                       -----------
                                                         3,992,885
                                                       -----------

                   METALS AND MINING -- 0.0%
        615,000    Royal Oak Mines Inc.+                       923
                                                       -----------

                   PAPER AND FOREST PRODUCTS -- 0.6%
            300    Keweenaw Land Association Ltd.           47,250
         15,000    Packaging Dynamics Corp.                209,970
                                                       -----------
                                                           257,220
                                                       -----------

                   PUBLISHING -- 1.8%
        100,000    PRIMEDIA Inc.+                          405,000
         14,000    Thomas Nelson Inc.                      304,640
          3,500    William H. Sadlier Inc.                 127,663
                                                       -----------
                                                           837,303
                                                       -----------

                   REAL ESTATE -- 3.2%
         10,000    Biloxi Marsh Lands Corp.                540,000
          5,000    Capital Properties Inc., Cl. A          118,250
             50    Case Pomeroy & Co. Inc., Cl. A           81,875
             50    Case Pomeroy & Co. Inc., Cl. B           90,750
          5,000    CKX Lands Inc.                           65,000
         15,000    Griffin Land & Nurseries Inc.+          369,450
          4,500    Gyrodyne Company of America
                     Inc.+                                 196,920
            400    Holobeam Inc.+                           17,800
          2,508    Royalty Ll+                                   0
                                                       -----------
                                                         1,480,045
                                                       -----------

                   RESTAURANTS -- 0.5%
         24,500    Nathan's Famous Inc.+                   235,200
                                                       -----------

                   RETAIL -- 0.6%
          2,200    Bowlin Travel Centers Inc.+               4,125
          4,000    CoolBrands International Inc.+           13,451
            500    Cost-U-Less Inc.+                         3,795
          1,000    Gander Mountain Co.+                     11,400
         12,000    Movado Group Inc.                       226,560
          8,000    Sport Supply Group Inc.+                 29,200
                                                       -----------
                                                           288,531
                                                       -----------

                   SPECIALTY CHEMICALS -- 1.3%
        267,226    General Chemical Group Inc.+              5,345
          1,000    KMG Chemicals Inc.                        8,150
         22,000    Material Sciences Corp.+                320,320
         57,000    Omnova Solutions Inc.+                  265,620
                                                       -----------
                                                           599,435
                                                       -----------

                                                            MARKET
         SHARES                                             VALUE*
        -------                                            --------
                   TELECOMMUNICATIONS -- 2.6%
          1,000    Ambient Corp.+                      $       230
         32,540    ATX Communications Inc.+                    371
         25,896    D&E Communications Inc.                 251,191
         13,000    HickoryTech Corp.                       104,910
             80    Horizon Telecom Inc., Cl. A
                     (a)                                    12,120
            339    Horizon Telecom Inc., Cl. B
                     (a)                                    51,358
          1,500    Lexcom Inc., Cl. B                       64,125
          9,000    New Ulm Telecom Inc.                     86,625
            922    NTL Inc.+                                63,083
         10,000    PNV Inc.+                                    26
          6,600    Shenandoah Telecommunications
                     Co.                                   262,350
         20,000    Stratos International Inc.+             110,600
            500    SureWest Communications                  12,825
         50,000    Sycamore Networks Inc.+                 172,500
                                                       -----------
                                                         1,192,314
                                                       -----------

                   TRANSPORTATION -- 0.1%
          2,500    Old Dominion Freight Line
                     Inc.+                                  67,075
                                                       -----------

                   WIRELESS COMMUNICATIONS -- 0.1%
          9,000    Rural Cellular Corp., Cl. A+             47,250
                                                       -----------
                   TOTAL COMMON STOCKS                  44,593,896
                                                       -----------

                   PREFERRED STOCKS -- 1.0%

                   AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.9%
         21,000    Jungheinrich AG Pfd.                    457,439
                                                       -----------

                   CONVERTIBLE PREFERRED STOCKS -- 0.5%

                   BUSINESS SERVICES -- 0.3%
          6,745    Interep National Radio Sales
                     Inc.,
                     4.000% Cv. Pfd., Ser. A+
                     (a)(b)(c)                             150,086
                                                       -----------

                   DIVERSIFIED INDUSTRIAL -- 0.1%
                     WHX Corp.,
         22,000    $3.75 Cv. Pfd., Ser. B+                  36,300
          5,500    6.500% Cv. Pfd., Ser. A+                  9,075
                                                       -----------
                                                            45,375
                                                       -----------

                   FOOD AND BEVERAGE -- 0.1%
          4,000    Seneca Foods Corp.,
                     Cv. Pfd. Ser. 2003+                    60,200
                                                       -----------
                   TOTAL CONVERTIBLE PREFERRED
                     STOCKS                                255,661
                                                       -----------

                   WARRANTS -- 0.0%
                   BUSINESS SERVICES -- 0.0%
          1,666    Avalon Digital Marketing
                     Systems Inc., expire
                     11/11/11+ (a)(c)                            0
         37,500    Interep National Radio Sales
                     Inc., expire 05/06/07+
                     (a)(b)(c)                                   0
                                                       -----------
                                                                 0
                                                       -----------

                   ENERGY AND UTILITIES: ELECTRIC -- 0.0%
          1,680    British Energy Group plc,
                     expire 01/14/09+                        9,181
                                                       -----------
                   TOTAL WARRANTS                            9,181
                                                       -----------

THE WESTWOOD MIGHTY MITES SM FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
      PRINCIPAL                                             MARKET
         AMOUNT                                             VALUE*
        -------                                            --------
                   SHORT-TERM OBLIGATIONS -- 1.8%
                   U.S. GOVERNMENT OBLIGATIONS -- 1.8%
                   U.S. TREASURY BILLS -- 1.8%
      $ 822,000      U.S. Treasury Bills, 2.904% to
                       2.981%++, 08/18/05 to 09/08/05  $   817,469
                                                       -----------
                                                           817,469
                                                       -----------
                   TOTAL SHORT-TERM OBLIGATIONS            817,469
                                                       -----------

                   TOTAL INVESTMENTS -- 100.0%
                     (Cost $36,151,313)                $46,133,646
                                                       ===========


----------
                   For Federal tax purposes:
                   Aggregate Cost                      $36,151,313
                                                       ===========

                   Gross unrealized appreciation       $14,192,449
                   Gross unrealized depreciation        (4,210,116)
                                                       -----------
                   Net unrealized appreciation
                   (depreciation)                      $ 9,982,333
                                                       ===========

------------
  (a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2005, the market value of fair valued securities amounted to $338,985 or 0.73% of total investments.
  (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of Rule 144A securities amounted to $150,086 or 0.33% of total investments.
  (c) At June 30, 2005, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:

                                                                                            06/30/05
    ACQUISITION                                           ACQUISITION    ACQUISITION     CARRYING VALUE
      SHARES       ISSUER                                     DATE           COST           PER UNIT
    -----------    ------                                 -----------    -----------     --------------
          6,000    Interep National Radio Sales Inc.,
                           4.000% Cv. Pfd., Ser. A          05/03/02       $600,000         $25.0143

  +     Non-income producing security.
  ++    Represents annualized yield at date of purchase.
  ADR   American Depository Receipt
  CVO   Contingent Value Obligation
  * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                The Westwood Funds
            ---------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         --------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     August 26, 2005
    -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         --------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           and Principal Financial Officer

Date     August 26, 2005
    -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.